Principal joint operations - Summary of principle joint operations (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017 Subsidiary
Kestrel [member]
Disclosure Of Joint Operations [Line Items]
Group interest (%), Joint Operation	80.00%
Principal activities, Joint Operation	Coal mining
New Zealand Aluminium Smelters Limited [member]
Disclosure Of Joint Operations [Line Items]
Group interest (%), Joint Operation	79.36%
Principal activities, Joint Operation	Aluminium smelting
Queensland Alumina Limited [member]
Disclosure Of Joint Operations [Line Items]
Group interest (%), Joint Operation	80.00%
Principal activities, Joint Operation	Alumina production
Pilbara Iron arrangement [Member]
Disclosure Of Joint Operations [Line Items]
Number of subsidiary	2
Company of operation, Subsidiary	Pilbara Iron (Company) Services Pty Ltd and Pilbara Iron Pty Ltd.
Principal activities, Joint Operation	Infrastructure, corporate and mining services
Grasberg expansion [member]
Disclosure Of Joint Operations [Line Items]
Group interest (%), Joint Operation	40.00%
Principal activities, Joint Operation	Copper and gold mining
Grasberg expansion [member] | Pre 2021 [Member]
Disclosure Of Joint Operations [Line Items]
Percentage of production limit under participation agreement	40.00%
Grasberg expansion [member] | More than 5 years [member]
Disclosure Of Joint Operations [Line Items]
Percentage of production limit under participation agreement	40.00%
Pechiney Reynolds Quebec Inc [member]
Disclosure Of Joint Operations [Line Items]
Group interest (%), Joint Operation	50.20%
Principal activities, Joint Operation	Aluminium smelting
Pechiney Reynolds Quebec Inc [member] | Aluminerie De Becancour Inc [member]
Disclosure Of Joint Operations [Line Items]
Group interest (%), Joint Venture	50.10%
Company of operation	Aluminerie de Bécancour, Inc.
Principal activities, Joint Operation	Aluminium smelter
Country of incorporation, Joint Venture	Canada